PROVISIONS (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Reconciliation of changes in other provisions [abstract]
Provisions at beginning of period	$ 48.8
Additions	40.6
Amount used	(32.9)
Reversal of unused amounts	(2.7)
Foreign currency exchange differences	0.1
Transfers and others	0.1
Provisions at end of period	54.0
Current portion	42.8	$ 34.5
Non-current portion	11.2	$ 14.3
Restoration and simulator removal
Reconciliation of changes in other provisions [abstract]
Provisions at beginning of period	11.0
Additions	0.0
Amount used	(0.6)
Reversal of unused amounts	0.0
Foreign currency exchange differences	(0.1)
Transfers and others	0.3
Provisions at end of period	10.6
Current portion	0.0
Non-current portion	10.6
Restructuring
Reconciliation of changes in other provisions [abstract]
Provisions at beginning of period	7.6
Additions	13.2
Amount used	(9.3)
Reversal of unused amounts	(0.2)
Foreign currency exchange differences	0.1
Transfers and others	0.0
Provisions at end of period	11.4
Current portion	11.4
Non-current portion	0.0
Legal
Reconciliation of changes in other provisions [abstract]
Provisions at beginning of period	4.6
Additions	7.1
Amount used	0.0
Reversal of unused amounts	0.0
Foreign currency exchange differences	(0.1)
Transfers and others	0.0
Provisions at end of period	11.6
Current portion	11.6
Non-current portion	0.0
Warranties
Reconciliation of changes in other provisions [abstract]
Provisions at beginning of period	15.4
Additions	15.1
Amount used	(14.1)
Reversal of unused amounts	(2.3)
Foreign currency exchange differences	0.0
Transfers and others	0.0
Provisions at end of period	14.1
Current portion	13.5
Non-current portion	0.6
Onerous contracts and other
Reconciliation of changes in other provisions [abstract]
Provisions at beginning of period	10.2
Additions	5.2
Amount used	(8.9)
Reversal of unused amounts	(0.2)
Foreign currency exchange differences	0.2
Transfers and others	(0.2)
Provisions at end of period	6.3
Current portion	6.3
Non-current portion	$ 0.0